CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Schedule of Minimum Future Lease Fees
Minimum future lease fees for both agreements as of December 31, 2018 are as follows:

2019	592
2020	476
2021	426
2022	330
1,824